SHARE CAPITAL (Stock Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 14, 2012	Dec. 31, 2012 The 2003 Plan [Member]	Dec. 31, 2012 The 2006 Plan [Member]	Oct. 31, 2012 The 2006 Plan [Member]	Dec. 31, 2009 The 2006 Plan [Member]	Dec. 31, 2012 Board of Directors [Member]	Dec. 31, 2012 Shareholders [Member]
Stockholders' Equity [Line Items]
Shares reserved for option plan						3,139	7,534
Ordinary shares, shares authorized		20,000,000	2,000,000		20,000,000		8,334	853,770	25,000
Vesting period							4
Granted, weighted-average grant date fair value		$ 4.62	$ 7.35	$ 56.4
Fair value of unvested restricted stock awards, compensation cost to be recognized		$ 719
Unrecognized compensation cost, weighted-average recognition period		3.74
Restricted common stock issued, shares	1,250	75,000								55,000	20,000